SUBSEQUENT EVENTS (Details) - USD ($) $ / shares in Units, $ in Thousands				3 Months Ended	12 Months Ended
	Mar. 09, 2022	Jan. 11, 2022	Nov. 04, 2021	Mar. 31, 2022	Dec. 31, 2021
Subsequent Events
Compensation expense related to the cash-based long-term incentive plan					$ 2,162
Subsequent event
Subsequent Events
Number of units expected to vest under cash-based executive compensation plan	632,500
Number of unvested units under cash-based executive compensation plan	801,000
Grant date fair value per share of common stock of all vested and unvested units under the cash-based executive compensation plan	$ 23.45
Compensation expense related to the cash-based long-term incentive plan	$ 22,100
Unrecognized compensation under cash-based executive compensation plan	11,516
Stock Incentive Plan 2021
Subsequent Events
Number of awards granted			2,600,000
Stock Incentive Plan 2021 | Subsequent event
Subsequent Events
Share based compensation expense	$ 0
Stock Incentive Plan 2021 | RSUs | Subsequent event
Subsequent Events
Number of awards granted	85,108
Vesting period	3 years
Grant date fair value (per share)	$ 23.45
Unrecognized compensation expense	$ 1,996
Stock Incentive Plan 2021 | Stock Options
Subsequent Events
Number of options issued	309,479
Vesting period	3 years
Expiration period	10 years
Grant date fair value (per share)	$ 6.72
Share based compensation expense				$ 42
Unrecognized compensation expense				$ 2,037
Stock Incentive Plan 2021 | Stock Options | Subsequent event
Subsequent Events
Number of options issued	309,479
Vesting period	3 years
Expiration period	10 years
Grant date fair value (per share)	$ 6.72
Unrecognized compensation expense	$ 2,079
Radar Leather Division S.r.l | Subsequent event
Subsequent Events
Purchase Consideration		$ 21,000